Taxes on Income (Tax rates of subsidiaries outside Israel) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income taxes [Line Items]
Tax rate	23.00%	24.00%	25.00%
USA [Member]
Deferred income taxes [Line Items]
Tax rate	26.00%
Additional information for tax rate	The tax rate above includes federal and states tax. In December 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (hereinafter - the Tax Act). The Tax Act significantly revises the future ongoing U.S. federal corporate income tax by, among other things, lowering U.S. corporate income tax rates and implementing a territorial tax system. The lower corporate income tax rates are effective as of January 1, 2018. The Company examined the effects of the Tax Act's implementation and found that the main impact is the re-measurement of the deferred tax assets and liabilities to incorporate the lower Federal corporate tax rate of 21% and as a result, in the financial statements of 2017, the Company reduced the balances of the assets and liabilities for deferred taxes, in the net amount of $13 million. The Tax Act is comprehensive and complex and may lead to future interpretations regarding the manner of its implementation, which may impact the Company’s estimations and conclusions. The Company believes the tax expenses and liabilities in its financial statements are in accordance with the Tax Act and represent its best estimate.
China [Member]
Deferred income taxes [Line Items]
Tax rate	25.00%
Brazil [Member]
Deferred income taxes [Line Items]
Tax rate	34.00%
Germany [Member]
Deferred income taxes [Line Items]
Tax rate	29.00%
United Kingdom [Member]
Deferred income taxes [Line Items]
Tax rate	19.00%
Additional information for tax rate	The tax rate in the UK was reduced to 19% effective from April 1, 2017 and 17% commencing from April 1, 2020.
Spain [Member]
Deferred income taxes [Line Items]
Tax rate	25.00%
Netherlands [Member]
Deferred income taxes [Line Items]
Tax rate	25.00%
Additional information for tax rate	The tax rates in the Netherlands will be reduced, in stages, by the total of 4% by 2021, as follows: 1% in 2019, 1.5% in 2020 and 1.5% in 2021. In 2021, The tax rate will be 21%.